SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Details 1) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Equity Component of Debt - New and Amended	$ 61,689,375	$ 23,781,053
Tranche 1 [Member]
Balance at beginning of period Notes payables	102,833,447	86,855,415
Cash additions
Repayments	(8,000,000)
Principal Reallocation	585,058
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	11,925,650	7,713,899
Net Effect on Debt from Extinguishment	4,812,996
Equity Component of Debt - New and Amended	(23,562,662)	6,942,719
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	9,306,004	1,321,414
Balance at ending of period Notes payables	97,900,493	102,833,447
Tranche 2 [Member]
Balance at beginning of period Notes payables	25,352,687
Cash additions		25,000,000
Repayments
Principal Reallocation	(3,276)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	3,012,776	1,570,948
Net Effect on Debt from Extinguishment	962,750
Equity Component of Debt - New and Amended	(6,147,968)	(1,137,637)
Cash Paid for Debt Issuance Costs		(482,998)
Amortization of Debt Discounts	2,089,165	402,374
Balance at ending of period Notes payables	25,266,134	25,352,687
Tranche 3 [Member]
Balance at beginning of period Notes payables	9,680,433
Cash additions		10,000,000
Repayments
Principal Reallocation	(1,277)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	1,166,607	288,815
Net Effect on Debt from Extinguishment	497,175
Equity Component of Debt - New and Amended	(2,480,673)	(172,786)
Cash Paid for Debt Issuance Costs		(641,689)
Amortization of Debt Discounts	854,194	206,093
Balance at ending of period Notes payables	9,716,459	9,680,433
Tranche 4 [Member]
Balance at beginning of period Notes payables	286,691
Cash additions		12,500,000
Repayments
Principal Reallocation	(404,451)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	1,401,357
Net Effect on Debt from Extinguishment	2,167,870
Equity Component of Debt - New and Amended	(2,839,499)	(11,552,806)
Cash Paid for Debt Issuance Costs		(673,435)
Amortization of Debt Discounts	1,794,998	12,932
Balance at ending of period Notes payables	2,406,966	286,691
Incremental Advance - 1 [Member]
Balance at beginning of period Notes payables	2,168,540
Cash additions		2,734,282
Repayments
Principal Reallocation	(340)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	290,061
Net Effect on Debt from Extinguishment	(453,979)
Equity Component of Debt - New and Amended	(1,296,844)	(609,060)
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	684,720	43,318
Balance at ending of period Notes payables	1,392,158	2,168,540
Incremental Advance - 2 [Member]
Balance at beginning of period Notes payables
Cash additions	5,420,564
Repayments
Principal Reallocation	(589)
Fees Capitalized to Debt Related to Debt Modifications	(468,564)
Paid-In-Kind Interest Capitalized	427,165
Net Effect on Debt from Extinguishment
Equity Component of Debt - New and Amended	(3,239,507)
Cash Paid for Debt Issuance Costs	(175,000)
Amortization of Debt Discounts	1,231,345
Balance at ending of period Notes payables	3,195,414
3rd Advance [Member]
Balance at beginning of period Notes payables
Cash additions	10,937,127
Repayments
Principal Reallocation
Fees Capitalized to Debt Related to Debt Modifications	(937,127)
Paid-In-Kind Interest Capitalized	435,701
Net Effect on Debt from Extinguishment
Equity Component of Debt - New and Amended	(7,694,405)
Cash Paid for Debt Issuance Costs	(200,000)
Amortization of Debt Discounts	1,539,902
Balance at ending of period Notes payables	4,081,198
Amendment Fee Notes [Member]
Balance at beginning of period Notes payables	18,964,600
Cash additions
Repayments
Principal Reallocation	(2,395)
Fees Capitalized to Debt Related to Debt Modifications		18,750,000
Paid-In-Kind Interest Capitalized	2,202,363	673,593
Net Effect on Debt from Extinguishment	455,792
Equity Component of Debt - New and Amended	(4,337,438)	(511,900)
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	1,690,108	52,907
Balance at ending of period Notes payables	18,973,030	18,964,600
Restatement Fee Notes [Member]
Balance at beginning of period Notes payables	7,082,065
Cash additions
Repayments
Principal Reallocation	(24,084)
Fees Capitalized to Debt Related to Debt Modifications		8,199,863
Paid-In-Kind Interest Capitalized	928,886
Net Effect on Debt from Extinguishment	630,758
Equity Component of Debt - New and Amended	(4,551,977)	(1,245,676)
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	1,800,653	127,878
Balance at ending of period Notes payables	5,866,301	7,082,065
2nd Restatement Fee Notes [Member]
Balance at beginning of period Notes payables
Cash additions
Repayments
Principal Reallocation	(148,646)
Fees Capitalized to Debt Related to Debt Modifications
Paid-In-Kind Interest Capitalized	170,630
Net Effect on Debt from Extinguishment	2,000,000
Equity Component of Debt - New and Amended
Cash Paid for Debt Issuance Costs
Amortization of Debt Discounts	1,256
Balance at ending of period Notes payables	2,023,240
Senior Secured Convertible, Total [Member]
Balance at beginning of period Notes payables	166,368,463	86,855,415
Cash additions	16,357,691	50,234,282
Repayments	(8,000,000)
Principal Reallocation
Fees Capitalized to Debt Related to Debt Modifications	(1,405,691)	26,949,863
Paid-In-Kind Interest Capitalized	21,961,196	10,247,255
Net Effect on Debt from Extinguishment	11,073,362
Equity Component of Debt - New and Amended	(56,150,973)	(8,287,146)
Cash Paid for Debt Issuance Costs	(375,000)	(1,798,122)
Amortization of Debt Discounts	20,992,345	2,166,916
Balance at ending of period Notes payables	$ 170,821,393	$ 166,368,463